SUPPLEMENT TO THE PROSPECTUSES AND
                  STATEMENTS OF ADDITIONAL INFORMATION ("SAIs")
                                       OF
                            EVERGREEN BALANCED FUNDS
                        EVERGREEN DOMESTIC EQUITY FUNDS I
                       EVERGREEN DOMESTIC EQUITY FUNDS II
                    EVERGREEN GLOBAL AND INTERNATIONAL FUNDS
                 EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS
                          EVERGREEN MONEY MARKET FUNDS
                     EVERGREEN NATIONAL MUNICIPAL BOND FUNDS
                             EVERGREEN SECTOR FUNDS
                EVERGREEN SHORT AND INTERMEDIATE TERM BOND FUNDS
                  EVERGREEN SOUTHERN STATE MUNICIPAL BOND FUNDS
                      EVERGREEN STATE MUNICIPAL BOND FUNDS
                          EVERGREEN TAX STRATEGIC FUNDS
                           (collectively, the "Funds")


         Effective February 2, 2004, purchases of Class B and Class C shares of the Funds will be subject to the following revised pricing policies.

Class B shares

         The sub-section entitled "Class B" in each Fund's prospectus under the section entitled "HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU" is revised to include the following information:

         A shareholder may not purchase Class B shares if the purchase would cause the shareholder's aggregate Class B share holdings in the Evergreen funds to exceed $250,000. Purchase orders that would cause a shareholder's account to exceed this amount in Class B shares will be treated as a purchase of Class A shares.

         In addition, Evergreen is not able to track a shareholder's purchases made through financial intermediaries and held in an omnibus account. It will be necessary for the financial intermediaries to track purchases of the Funds by their clients to ensure adherence to our policy. The computer systems of certain of the Funds' financial intermediaries currently do not have the ability to aggregate shares. Until these systems have been revised, this limitation will apply only to individual purchases rather than to aggregate holdings through those intermediaries. In addition, financial intermediaries may limit the maximum purchase or aggregate purchase amount of Class B shares by their customers to an amount less than $250,000. Purchases of Class B shares made through different financial intermediaries, such as through two different broker dealers, would not be able to be tracked and aggregated.

         In addition, the sub-section "Class B Shares" in each Fund's SAI under the section entitled "PURCHASE AND REDEMPTION OF SHARES" is revised to include the above policy.

Class C shares

         The shareholder fees for Class C shares have been revised in the "Shareholder Fees" table under the section entitled "EXPENSES" of each Fund's prospectus as follows (in bold):

Shareholder Fees (fees paid directly from your investment)
--------------------------------------------------- ---------
Shareholder Transaction Expenses                    Class C
--------------------------------------------------- ---------
--------------------------------------------------- ---------
Maximum sales charge imposed on purchases           None
(as a % of offering price)
--------------------------------------------------- ---------
--------------------------------------------------- ---------
Maximum deferred sales charge
(as a % of either the redemption amount or          1.00%
initial investment, whichever is lower)
--------------------------------------------------- ---------

         The "Example of Fund Expenses" table for Class C shares is revised in each Fund's prospectus to include the new sales charges as follows:

Example of Fund Expenses

--------------------------------------------- -------------- --------------- ----------------------------------------
                                                                Assuming
                                               Assuming No   Redemption At      Either Assuming No Redemption or
                                               Redemption    End of Period    Assuming Redemption At End of Period
--------------------------------------------- -------------- --------------- ----------------------------------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
FUND                                             1 YEAR          1 YEAR         3 YEAR       5 YEAR       10 YEAR
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
Adjustable Rate Fund                              $146            $246           $452         $782         $1,713
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
Asset Allocation Fund                              195            295            603          1,037        2,243
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
Balanced Fund                                      176            276            545           939         2,041
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
Blue Chip Fund                                     233            333            718          1,230        2,636
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
California Municipal Bond Fund                     177            277            548           944         2,052
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
Connecticut Municipal Bond Fund                    181            281            560           964         2,095
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
Core Bond Fund                                     153            253            474           818         1,791
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
Diversified Bond Fund                              187            287            579           996         2,159
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
Emerging Markets Growth Fund                       238            338            877          1,540        3,316
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
Equity Income Fund                                 213            313            660          1,133        2,441
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
Equity Index Fund                                  180            280            557           959         2,084
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
Florida High Income Municipal Bond Fund            175            275            542           933         2,030
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
Florida Municipal Bond Fund                        164            264            508           876         1,911
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
Foundation Fund                                    219            319            676          1,159        2,493
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
Georgia Municipal Bond Fund                        165            265            511           881         1,922
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
Global Leaders Fund                                266            366            817          1,395        2,964
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
Global Opportunities Fund                          267            367            820          1,400        2,973
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
Growth and Income Fund                             246            346            758          1,296        2,766
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
Health Care Fund                                   281            381            862          1,469        3,109
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
High Grade Municipal Bond Fund                     171            271            530           913         1,987
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
High Income Municipal Bond Fund                    175            275            542           933         2,030
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
High Yield Bond Fund                               188            288            582          1,001        2,169
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
Intermediate Municipal Bond Fund                   169            269            523           902         1,965
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
International Bond Fund                            192            292            594          1,021        2,212
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
International Equity Fund                          191            291            591          1,016        2,201
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
Large Cap Value Fund                               293            393            898          1,528        3,223
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
Limited Duration Fund                              142            242            440           761         1,669
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
Maryland Municipal Bond Fund                       171            271            530           913         1,987
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
Mid Cap Value Fund                                 233            333            866          1,669        3,769
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
Money Market Fund                                  164            264            508           876         1,911
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
Municipal Bond Fund                                161            261            499           860         1,878
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
New Jersey Municipal Bond Fund                     163            263            505           871         1,900
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
New York Municipal Bond Fund                       164            264            508           876         1,911
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
North Carolina Municipal Bond Fund                 162            262            502           866         1,889
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
Pennsylvania Municipal Bond Fund                   143            243            443           766         1,680
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
Precious Metals Fund                               239            339            736          1,260        2,696
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
Short Intermediate Bond Fund                       161            261            499           860         1,878
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
Short-Intermediate Municipal Bond Fund             171            271            530           913         1,987
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
Small Cap Value Fund                               236            336            727          1,245        2,666
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
South Carolina Municipal Bond Fund                 163            263            505           871         1,900
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
Special Values Fund                                209            309            650          1,117        2,409
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
Strategic Income Fund                              197            297            609          1,047        2,264
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
Strategic Value Fund                               183            283            566           975         2,116
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
Tax Strategic Foundation Fund                      214            314            661          1,134        2,441
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
Technology Fund                                    347            447           1,056         1,788        3,721
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
Ultra Short Bond Fund                              178            278            551           949         2,062
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
U.S. Government Fund                               173            273            536           923         2,009
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
U.S. Government Money Market Fund                  177            277            548           944         2,052
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
Utility and Telecommunications Fund                236            336            727          1,245        2,666
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
--------------------------------------------- -------------- --------------- ------------- ------------ -------------
Virginia Municipal Bond Fund                       165            265            511           881         1,922
--------------------------------------------- -------------- --------------- ------------- ------------ -------------

         The paragraph describing Class C shares under the section entitled "HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU" in each Fund's prospectus is revised as follows (in bold):

Class C
If you select Class C shares, you do not pay a front-end sales charge but your shares are subject to 12b-1 fees. In addition, you may pay a deferred sales charge if you redeem your shares within one year after the month of purchase. These shares do not convert to Class A shares and so the higher 12b-1 fees paid by the Class C shares continue for the life of the account.

The amount of the maximum deferred sales charge depends on the length of time the shares are held, as shown below:

------------------------------------------- -------------------------------
Time Held                                   Maximum Deferred Sales Charge
------------------------------------------- -------------------------------
------------------------------------------- -------------------------------
Month of Purchase + First 12 Month Period   1.00%
------------------------------------------- -------------------------------
------------------------------------------- -------------------------------
Thereafter                                  0.00%
------------------------------------------- -------------------------------
------------------------------------------- -------------------------------
Dealer Allowance                            1.00%
------------------------------------------- -------------------------------

The maximum deferred sales charge and dealer allowance may be reduced for certain investors.

         In addition, the sub-section "Class C Shares" in each Fund's SAI under the section entitled "PURCHASE AND REDEMPTION OF SHARES" is replaced in its entirety with the following:

Class C Shares

The Fund offers Class C shares at NAV without a front-end sales charge. The Fund may charge a CDSC on shares you redeem based on the following schedule:

-------------------------------------------- -----------
REDEMPTION TIME                              CDSC RATE
-------------------------------------------- -----------
-------------------------------------------- -----------
Month of purchase and the first 12-month     1.00%
period following the month of purchase
-------------------------------------------- -----------
-------------------------------------------- -----------
Thereafter                                   0.00%
-------------------------------------------- -----------

For a complete description of CDSC, including how the charge is calculated, see "Contingent Deferred Sales Charge" below.

         The sub-section "Commissions" in each Fund's SAI under the section entitled "SERVICE FEES AND COMMISSIONS PAID TO INVESTMENT FIRMS" is revised to reflect the following:

         EDI pays commissions to investment firms for sales of Class C shares of all of the Evergreen funds in the amount of 1.00% of shares sold at the time of purchase.



February 5, 2004                                                   568385 (2/04)